Interest, Net (Tables)	12 Months Ended
May 25, 2014
Interest Income (Expense), Net [Abstract]
Components Of Interest
The components of interest, net are as follows:

(in millions)	Fiscal Year
	2014	2013	2012
Interest expense	$134.0	$126.2	$102.7
Imputed interest on capital leases	3.5	3.6	3.7
Capitalized interest	(2.6)	(2.9)	(3.4)
Interest income	(0.6)	(0.9)	(0.9)
Interest, net	$134.3	$126.0	$102.1

Computation Of Capitalized Interest
Capitalized interest was computed using our average borrowing rate. Interest paid, net of amounts capitalized was as follows:

(in millions)	Fiscal Year
	2014	2013	2012
Interest paid, net of amounts capitalized	$117.5	$112.6	$95.3